          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
         Supplement dated September 30, 2004 to the
              Prospectus dated August 27, 2004

This  supplement  amends  the  Prospectus  dated  August 27,
2004,  and is in  addition to the  supplement  dated July 6,
2004.

1.    The  following  two  paragraphs  are  added  after the
      section titled "Portfolio Managers" on page 12:

        PENDING  LITIGATION.  Six  law  suits  have  been
        filed as putative  derivative  and class  actions
        against    the   Fund's    investment    Manager,
        Distributor  and  Transfer  Agent,  some  of  the
        Oppenheimer   funds   including   the   Fund  and
        Directors  or  Trustees  of some of those  funds,
        excluding the Fund.  The  complaints  allege that
        the   Manager   charged    excessive   fees   for
        distribution  and other  costs,  improperly  used
        assets  of the  funds  in the  form  of  directed
        brokerage  commissions  and  12b-1  fees  to  pay
        brokers to promote  sales of  Oppenheimer  funds,
        and failed to properly  disclose  the use of fund
        assets to make those  payments  in  violation  of
        the  Investment  Company  Act and the  Investment
        Advisers  Act of  1940.  The  complaints  further
        allege that by  permitting  and/or  participating
        in  those   actions,   the  defendant   Directors
        breached   their   fiduciary   duties   to   fund
        shareholders  under the  Investment  Company  Act
        and at common law.  Those law suits were filed on
        August 31,  2004,  September  3, 2004,  September
        14, 2004,  September 14, 2004, September 21, 2004
        and  September  22,  2004,  respectively,  in the
        U.S.  District Court for the Southern District of
        New  York.   The  complaints   seek   unspecified
        compensatory and punitive damages,  rescission of
        the funds'  investment  advisory  agreements,  an
        accounting  of all  fees  paid,  and an  award of
        attorneys' fees and litigation expenses.

        The  Manager  and  the  Distributor  believe  the
        claims  asserted in these law suits to be without
        merit,   and   intend   to   defend   the   suits
        vigorously.  The Manager and the  Distributor  do
        not believe  that the pending  actions are likely
        to have a material  adverse affect on the Fund or
        on their  ability  to  perform  their  respective
        investment  advisory or  distribution  agreements
        with the Fund.

September 30, 2004                          PS0847.022